Financial Instruments Risk - Gross Contractual Obligations (Details) - Liquidity risk $ in Thousands	Jun. 30, 2020 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 1,063,490
Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,574
Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	571,439
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	171,868
Loans and borrowings excluding lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	123,143
Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	101,466
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	322,128
Less than 1 year | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	95,574
Less than 1 year | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,760
Less than 1 year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	11,243
Less than 1 year | Loans and borrowings excluding lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	123,125
Less than 1 year | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	66,426
Over 1 year – 3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	119,222
Over 1 year – 3 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 1 year – 3 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	51,521
Over 1 year – 3 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,643
Over 1 year – 3 years | Loans and borrowings excluding lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18
Over 1 year – 3 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	35,040
Over 3 years – 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	521,626
Over 3 years – 5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 3 years – 5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	494,158
Over 3 years – 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,468
Over 3 years – 5 years | Loans and borrowings excluding lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
Over 3 years – 5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	100,514
5 years | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
5 years | Convertible notes and interest
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	100,514
5 years | Loans and borrowings excluding lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	0
5 years | Contingent consideration payable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 0